Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
Subsequent to December 31, 2023, under the Company’s 2023 Incentive Equity Plan, which was adopted by the Board of Directors and approved by stockholders in connection with the Business Combination, the Company granted 3.5 million shares of Common Stock in the form of restricted stock units (“RSUs”) to employees. The RSUs are valued using the closing price of a share of the Company’s Common Stock on the grant date. Portions of the RSUs granted subsequent to December 31, 2023 vested immediately on the grant date and remaining portions will vest over one to two years following the grant date. Approximately 1.8 million shares vested during the three months ended March 31, 2024 resulting in a total vest date value of $10.5 million, and 0.5 million shares were withheld to cover withholding taxes of approximately $3.2 million. The weighted average grant date fair value of the RSUs was $5.75 per share and the Company expects to record a stock-based compensation charge of approximately $11.9 million related to these RSUs during the three months ended March 31, 2024.